Janus Henderson Global Sustainable Equity Fund Annual Fund Operating Expenses - Class A C S I N R T Shares [Member] - Janus Henderson Global Sustainable Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.85% for at least a one-year period commencing on January 28, 2026. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.92%
Expenses (as a percentage of Assets)	2.92%
Fee Waiver or Reimbursement	(1.70%)	[1]
Net Expenses (as a percentage of Assets)	1.22%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	3.04%
Expenses (as a percentage of Assets)	4.79%
Fee Waiver or Reimbursement	(2.86%)	[1]
Net Expenses (as a percentage of Assets)	1.93%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	4.70%
Expenses (as a percentage of Assets)	5.70%
Fee Waiver or Reimbursement	(4.34%)	[1]
Net Expenses (as a percentage of Assets)	1.36%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.71%)	[1]
Net Expenses (as a percentage of Assets)	0.95%	[1]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.01%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.90%)	[1]
Net Expenses (as a percentage of Assets)	0.86%	[1]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	4.82%
Expenses (as a percentage of Assets)	6.07%
Fee Waiver or Reimbursement	(4.46%)	[1]
Net Expenses (as a percentage of Assets)	1.61%	[1]
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.56%
Expenses (as a percentage of Assets)	2.31%
Fee Waiver or Reimbursement	(1.20%)	[1]
Net Expenses (as a percentage of Assets)	1.11%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.85% for at least a one-year period commencing on January 28, 2026. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.